Accumulated Other Comprehensive Income (Amounts Reclassified Out of Accumulated Other Comprehensive Income into Net Income) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2016	Sep. 30, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	[1]	¥ 124,876
Tax effect	[2]	(38,264)
Net of tax before allocation to noncontrolling interests		86,612
Net of tax attributable to noncontrolling interests	[2]	5
Net of tax attributable to MHFG shareholders		86,617
Accumulated Net Unrealized Investment Gain (Loss)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net of tax before allocation to noncontrolling interests		86,761	¥ 72,860
Accumulated Net Unrealized Investment Gain (Loss) | Investment gains (losses)-net
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	[1]	125,109
Tax effect	[2]	(38,351)
Net of tax before allocation to noncontrolling interests		86,758
Net of tax attributable to noncontrolling interests	[2]	3
Net of tax attributable to MHFG shareholders		86,761
Accumulated Defined Benefit Plans Adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net of tax before allocation to noncontrolling interests		(144)	¥ 1,554
Accumulated Defined Benefit Plans Adjustment | Salaries and employee benefits
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	[1]	(233)
Tax effect	[2]	87
Net of tax before allocation to noncontrolling interests		(146)
Net of tax attributable to noncontrolling interests	[2]	2
Net of tax attributable to MHFG shareholders		¥ (144)

[1]	The amounts in the Before tax column are recorded in each account presented under the heading "Affected line items in the consolidated statements of income".
[2]	The amounts in the Tax effect column and Net of tax attributable to noncontrolling interests column are recorded in Income tax expense and Net income attributable to noncontrolling interests in the consolidated statements of income, respectively.